Schedule of investments
Optimum Small-Mid Cap Value Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.04%♣
Communication Services — 2.56%
Angi †	88,000	$ 1,137,840
Fox Class A	55,500	4,055,385
Match Group	55,900	1,805,011
Nexstar Media Group	18,100	3,675,205
Playtika Holding	189,100	746,945
Shutterstock	32,900	628,390
Taboola.com †	156,200	720,082
TEGNA	69,900	1,356,759
Uniti Group †	64,606	452,888
Ziff Davis †	21,100	741,665
		15,320,170
Consumer Discretionary — 13.65%
Academy Sports & Outdoors	32,965	1,646,931
ADT	217,500	1,755,225
American Axle & Manufacturing Holdings †	93,200	597,412
Autoliv	20,890	2,479,643
AutoNation †	2,300	474,904
Bloomin' Brands	74,100	457,197
BorgWarner	57,300	2,581,938
Brunswick	8,900	660,736
Crocs †	12,400	1,060,448
Dick's Sporting Goods	41,625	8,240,501
El Pollo Loco Holdings †	91,000	951,860
Expedia Group	17,400	4,929,594
Gap	42,200	1,080,320
Goodyear Tire & Rubber †	70,000	613,200
H&R Block	19,900	867,242
Harley-Davidson	59,700	1,223,253
Haverty Furniture	28,300	661,088
Lear	8,300	951,180
Macy's	51,200	1,128,960
Mattel †	103,800	2,059,392
MGM Resorts International †	32,900	1,200,521
Modine Manufacturing †	14,650	1,955,922
Mohawk Industries †	13,600	1,486,480
Penske Automotive Group	7,600	1,203,004
Perdoceo Education	31,500	923,895
Phinia	12,800	802,432
PulteGroup	27,300	3,201,198
PVH	23,100	1,548,162
Sally Beauty Holdings †	65,000	926,900
Signet Jewelers	13,000	1,077,440
Somnigroup International	66,970	5,979,082
Steven Madden	138,702	5,775,551
Tapestry	37,600	4,804,152
Toll Brothers	22,200	3,001,884
Travel + Leisure	12,500	881,625
Valvoline †	224,111	6,512,666
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
Wyndham Hotels & Resorts	78,805	$ 5,954,506
		81,656,444
Consumer Staples — 3.40%
Albertsons Class A	103,000	1,768,510
Bunge Global	1,150	102,442
Conagra Brands	17,400	301,194
Fresh Del Monte Produce	27,800	990,514
Herbalife †	112,000	1,443,680
Ingredion	23,800	2,624,188
Molson Coors Beverage Class B	67,600	3,155,568
US Foods Holding †	132,193	9,956,777
		20,342,873
Energy — 4.95%
Antero Resources †	222,671	7,673,243
APA	67,600	1,653,496
CNX Resources †	17,500	643,475
Core Natural Resources	8,884	786,323
Helmerich & Payne	60,200	1,726,536
HF Sinclair	42,700	1,967,616
Matador Resources	64,800	2,750,112
Murphy Oil	61,600	1,925,000
Par Pacific Holdings †	23,500	825,790
Scorpio Tankers	21,100	1,072,513
SM Energy	26,300	491,810
Viper Energy Class A	185,150	7,152,344
World Kinect	39,900	934,857
		29,603,115
Financials — 20.97%
Affiliated Managers Group	9,500	2,738,660
Ally Financial	70,700	3,202,003
Annaly Capital Management	52,450	1,172,782
Associated Banc-Corp	56,100	1,445,136
Banco Latinoamericano de Comercio Exterior Class E	56,300	2,510,980
Bank of NT Butterfield & Son	10,400	518,128
Blue Owl Capital	62,700	779,361
Cadence Bank	105,216	4,507,453
Cathay General Bancorp	16,300	788,757
Citizens Financial Group	37,300	2,178,693
CNO Financial Group	79,400	3,372,118
Columbia Banking System	308,212	8,614,525
Corebridge Financial	26,700	805,539
Employers Holdings	600	25,902
Equitable Holdings	16,400	781,460
Essent Group	26,800	1,742,268
Everest Group	3,200	1,085,920
Federated Hermes	38,200	1,989,074
Fidelis Insurance Holdings	19,717	385,862
NQ- OPTSV [1225] 0226 (5191660)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
First BanCorp	23,200	$ 480,936
First Busey	74,400	1,769,976
First Horizon	135,800	3,245,620
FS KKR Capital	57,750	855,278
Hancock Whitney	17,900	1,139,872
Hanmi Financial	73,400	1,984,002
Hope Bancorp	40,600	444,976
Kemper	137,236	5,563,547
Lincoln National	27,700	1,233,481
MGIC Investment	107,200	3,132,384
New Mountain Finance	95,300	877,713
OFG Bancorp	50,300	2,061,294
Old Republic International	48,310	2,204,868
OneMain Holdings	8,400	567,420
Popular	18,700	2,328,524
PROG Holdings	39,600	1,167,804
Radian Group	69,500	2,501,305
Regional Management	26,100	1,011,375
Regions Financial	72,400	1,962,040
Reinsurance Group of America	4,500	915,570
Rithm Capital	131,300	1,431,170
SLM	22,800	616,968
SouthState Bank	105,060	9,887,197
Stifel Financial	67,927	8,505,819
Synchrony Financial	46,300	3,862,809
Synovus Financial	204,849	10,252,693
Universal Insurance Holdings	11,600	392,080
Unum Group	37,500	2,906,250
Victory Capital Holdings Class A	39,300	2,479,437
Voya Financial	91,981	6,851,665
Western Union	66,100	615,391
Zions Bancorp	60,500	3,541,670
		125,435,755
Healthcare — 6.07%
Baxter International	32,100	613,431
BioMarin Pharmaceutical †	21,700	1,289,631
DaVita †	16,400	1,863,204
Exelixis †	89,500	3,922,785
ICON †	38,929	7,093,642
Incyte †	46,300	4,573,051
Jazz Pharmaceuticals †	36,500	6,205,000
Omnicell †	71,653	3,245,881
Organon & Co.	107,300	769,341
Tenet Healthcare †	10,300	2,046,816
United Therapeutics †	2,600	1,266,850
Universal Health Services Class B	12,900	2,812,458
Viatris	47,900	596,355
		36,298,445
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials — 18.58%
ABM Industries	33,200	$ 1,404,360
ACCO Brands	146,000	544,580
AGCO	21,800	2,274,176
Allison Transmission Holdings	29,700	2,907,630
Apogee Enterprises	36,200	1,318,042
ArcBest	20,700	1,535,733
Atkore	30,700	1,941,775
Boise Cascade	104,403	7,684,061
Brink's	9,900	1,155,627
CACI International Class A †	8,585	4,574,174
CNH Industrial	133,100	1,227,182
Covenant Logistics Group	19,800	436,392
CSG Systems International	39,000	2,990,910
Deluxe	29,800	665,434
EnerSys	16,100	2,362,675
Ennis	23,300	419,633
Gates Industrial †	49,500	1,062,765
Genpact	38,200	1,786,996
Greenbrier	18,700	874,038
Griffon	17,900	1,318,335
Helios Technologies	123,341	6,597,510
Hub Group Class A	81,970	3,492,742
Huntington Ingalls Industries	4,700	1,598,329
IDEX	29,836	5,309,018
JBT Marel	47,452	7,149,593
ManpowerGroup	18,900	561,897
Matson	8,800	1,087,240
MillerKnoll	86,600	1,583,048
Mueller Industries	9,500	1,090,600
NWPX Infrastructure †	7,964	497,670
Oshkosh	29,200	3,668,396
Owens Corning	19,700	2,204,627
Pitney Bowes	111,000	1,173,270
Ryder System	23,200	4,440,248
Textron	54,500	4,750,765
TransUnion	89,922	7,710,811
United Airlines Holdings †	31,900	3,567,058
WESCO International	27,542	6,737,875
Worthington Enterprises	27,200	1,402,704
XPO †	59,278	8,056,473
		111,164,392
Information Technology — 11.95%
ACM Research Class A †	29,400	1,159,830
Adeia	157,800	2,722,050
Amdocs	109,219	8,793,222
Amkor Technology	21,400	844,872
Arrow Electronics †	24,580	2,708,224
Belden	52,148	6,077,849
Cirrus Logic †	15,100	1,789,350

2    NQ- OPTSV [1225] 0226 (5191660)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Dropbox Class A †	102,800	$ 2,857,840
Flex †	136,738	8,261,710
Gen Digital	85,600	2,327,464
Jabil	11,200	2,553,824
MKS	50,412	8,055,838
NCR Atleos †	18,600	708,846
NetApp	28,800	3,084,192
NetScout Systems †	38,213	1,034,044
Photronics †	82,767	2,648,544
Progress Software †	90,454	3,885,904
PTC †	22,630	3,942,372
RingCentral Class A †	37,600	1,085,888
Sanmina †	10,100	1,515,707
Skyworks Solutions	14,400	913,104
TD SYNNEX	19,200	2,884,416
Wix.com †	14,181	1,473,264
Xerox Holdings	61,300	145,281
		71,473,635
Materials — 8.13%
CF Industries Holdings	14,300	1,105,962
Commercial Metals	14,300	989,846
Crown Holdings	14,100	1,451,877
Eastman Chemical	26,200	1,672,346
Ingevity †	115,973	6,863,282
James Hardie Industries †	390,545	8,103,809
Koppers Holdings	37,700	1,020,916
Mosaic	37,000	891,330
NewMarket	2,600	1,786,876
O-I Glass †	429,434	6,338,446
Quaker Chemical	51,078	7,013,520
Reliance	25,588	7,391,605
Sonoco Products	33,600	1,466,304
Steel Dynamics	12,000	2,033,400
SunCoke Energy	76,500	550,800
		48,680,319
Real Estate — 6.80%
American Assets Trust	37,400	707,982
Apple Hospitality REIT	103,500	1,226,475
Armada Hoffler Properties	100,700	666,634
Brixmor Property Group	339,063	8,890,232
Camden Property Trust	73,545	8,095,834
CareTrust	210,633	7,616,489
CTO Realty Growth	22,700	417,907
EPR Properties	45,900	2,290,410
Getty Realty	37,600	1,029,112
Highwoods Properties	43,800	1,130,916
Host Hotels & Resorts	152,700	2,707,371
Industrial Logistics Properties Trust	63,789	353,391
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate (continued)
Kite Realty Group Trust	43,400	$ 1,040,298
Outfront Media	93,299	2,248,506
Piedmont Realty Trust Class A	125,225	1,044,376
Sabra Health Care REIT	53,800	1,018,972
Service Properties Trust	104,300	191,912
		40,676,817
Utilities — 1.98%
Chesapeake Utilities	52,291	6,523,825
National Fuel Gas	32,200	2,577,932
UGI	72,900	2,728,647
		11,830,404
Total Common Stocks (cost $527,663,683)		592,482,369

Short-Term Investments — 0.90%
Money Market Mutual Funds — 0.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	1,336,084	1,336,084
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	1,336,085	1,336,085
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	1,336,084	1,336,084
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	1,336,084	1,336,084
Total Short-Term Investments (cost $5,344,337)		5,344,337

Total Value of Securities—99.94% (cost $533,008,020)		597,826,706
Receivables and Other Assets Net of Liabilities—0.06%		387,284
Net Assets Applicable to 43,313,743 Shares Outstanding—100.00%		$598,213,990
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
NQ- OPTSV [1225] 0226 (5191660)    3